SUBSEQUENT EVENTS (Details) - $ / shares		12 Months Ended
	Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Per unit (in dollars per share)		$ 1.20	$ 1.34	$ 1.40
LP Units | Ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)	$ 0.28
Per unit (in dollars per share)	1.12
Class A Cumulative Redeemable Perpetual Unit, Series 1 | Ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)	0.40625
Per unit (in dollars per share)	1.625
Class A Cumulative Redeemable Perpetual Unit, Series 2 | Ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)	0.3984375
Per unit (in dollars per share)	1.59375
Class A Cumulative Redeemable Perpetual Unit, Series 3 | Ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)	0.359375
Per unit (in dollars per share)	1.4375
New LP Preferred Units | Ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)	0.390625
Per unit (in dollars per share)	$ 1.5625